VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

December 23, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re: Voya Mutual Funds

(File Nos. 033-56094; 811-07428)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 191 (“Amendment”) to the Registration Statement of Voya Mutual Funds (“Registrant”).  This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended and shall become effective on February 29, 2016.  The Registrant is filing the Amendment for the purpose of updating the Prospectuses and Statements of Additional Information in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Sincerely,

Very truly yours,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management

Attachment

cc:	Huey P. Falgout, Jr., Esq.
Voya Investments, LLC

Elizabeth J. Reza, Esq.
Ropes & Gray LLP